UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number      811-21516
                                                     -----------------

                          UBS Multi-Strat Fund, L.L.C.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            --------------------
                      Date of fiscal year end: December 31
                                               -------------------

                    Date of reporting period: March 31, 2010
                                              --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                                                                                                        UBS MULTI-STRAT FUND, L.L.C.
                                                                                                   SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                                         (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      MARCH 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

                                                              REALIZED AND                                             DOLLAR AMOUNT
                                                               UNREALIZED                                              OF FAIR VALUE
                                                       % OF    GAIN/(LOSS)   INITIAL                        FIRST        FOR FIRST
                                                     MEMBERS'     FROM     ACQUISITION                    AVAILABLE      AVAILABLE
      INVESTMENT FUND          COST      FAIR VALUE   CAPITAL  INVESTMENTS     DATE     LIQUIDITY (a)  REDEMPTION (b) REDEMPTION (b)
-------------------------- ------------ ------------ -------- ------------ ----------- --------------- -------------- --------------
CONVERTIBLE ARBITRAGE

Waterstone Market Neutral
   Fund, L.P. (c)          $  3,653,821 $  7,082,797   5.49%  $   237,657   10/1/2004     Quarterly
                           ------------ ------------  -----   -----------
   CONVERTIBLE ARBITRAGE
      SUBTOTAL             $  3,653,821 $  7,082,797   5.49%  $   237,657
DIRECT LOANS/STRUCTURED
   FINANCE
CPIM Structured Credit
   Fund, L.P. (d)             3,196,481      665,891   0.52       (13,319)  11/1/2005        N/A
Marathon Structured
   Finance Fund, L.P. (d)     2,394,144    2,092,124   1.62        72,262    4/1/2005        N/A
Marathon Structured
   Finance Fund, L.P. (e)       190,476      757,048   0.59         1,652    4/1/2005        N/A
                           ------------ ------------  -----   -----------
   DIRECT LOANS/STRUCTURED
      FINANCE SUBTOTAL     $  5,781,101 $  3,515,063   2.73%  $    60,595

DISTRESSED/CREDIT

Aurelius Capital Partners,
   L.P.                       5,000,000    5,662,606   4.39       457,567   12/1/2009   Semi-Annually     12/31/2011     5,662,606
Brigade Leveraged Capital
   Structure Fund,
   L.P. (c)                   7,000,000    7,829,901   6.07       258,915    7/1/2009     Quarterly
Claren Road Credit
   Partners, L.P. (c)         6,352,943    9,232,823   7.16       152,696    1/1/2007     Quarterly
Claren Road Credit
   Partners, L.P., L
   Interest (e)               1,549,866      768,519   0.60        36,895    1/1/2007        N/A
Claren Road Credit
   Partners, L.P., L
   Interest Payable(e)          573,746      410,699   0.32        19,717    1/1/2007        N/A
Gracie Credit
   Opportunities Fund,
   L.L.C. (c)                 7,000,000    7,162,169   5.56       148,075   11/1/2009     Quarterly       12/31/2010     7,162,169
Harbinger Capital Partners
   Fund I, L.P. (c)             540,715      816,995   0.63        (7,868)   9/1/2007     Quarterly
Harbinger Capital Partners
   Fund I, L.P.,
   Class L (e)                   49,722      181,004   0.14         7,872    9/1/2007        N/A
Harbinger Class PE
   Holdings (US) Trust (e)      875,094      748,551   0.58        (9,576)   9/1/2007        N/A
                           ------------ ------------  -----   -----------

   DISTRESSED/CREDIT
      SUBTOTAL             $ 28,942,086 $ 32,813,267  25.45%  $ 1,064,293

GLOBAL MACRO
Brevan Howard, L.P. (c)       6,000,000    5,997,034   4.65      (103,570)  10/1/2009      Monthly
                           ------------ ------------  -----   -----------
   GLOBAL MACRO SUBTOTAL   $  6,000,000 $  5,997,034   4.65%  $  (103,570)

LONG/SHORT EQUITY

Bay Pond Partners,
   L.P. (c)                   4,017,395    6,475,832   5.03       343,060    7/1/2007   Semi-Annually
Cobalt Partners, L.P. (c)     8,000,000    9,116,047   7.07       227,403    7/1/2007   Semi-Annually
D. Jabro Partners, L.P.       4,230,048    6,204,974   4.81       228,216    1/1/2006     Annually
Eminence Partners,
   L.P. (c)                   4,149,544    6,058,317   4.70       100,516    1/1/2005     Quarterly
                           ------------ ------------  -----   -----------
   LONG/SHORT EQUITY
      SUBTOTAL             $ 20,396,987 $ 27,855,170  21.61%  $   899,195

MULTI-STRATEGY

Davidson Kempner Partners,
   L.P. (c)                   7,160,713    9,268,365   7.19       449,164    1/1/2006   Semi-Annually
OZ Domestic Partners, L.P.    5,928,397    8,598,274   6.67       161,562    5/1/2005     Annually
OZ Domestic Partners,
   L.P. (e)                   1,933,207    2,830,032   2.20       159,379    5/1/2005        N/A
                           ------------ ------------  -----   -----------
   MULTI-STRATEGY SUBTOTAL $ 15,022,317 $ 20,696,671  16.06%  $   770,105

SPECIAL SITUATIONS

Amber Fund, L.P. (d)            226,486      310,340   0.24        19,875    2/1/2006        N/A
Brookdale International
   Partners, L.P. (c)         5,098,474    8,852,618   6.87       107,535    8/1/2005     Quarterly
Mason Capital, L.P.           6,000,000    6,047,407   4.69        47,407    1/1/2010     Annually
Seneca Capital, L.P. (e)        456,280       78,821   0.06            (8)  10/1/2004        N/A
Seneca Capital, L.P. (e)        479,251       29,980   0.02            (3)  10/1/2004        N/A
Seneca Capital, L.P.,
   SLV (d)                    1,005,422      926,779   0.72        (4,479)  10/1/2004        N/A

                                                                                                        UBS MULTI-STRAT FUND, L.L.C.
                                                                                       SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                                                                         (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      MARCH 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

                           ------------ ------------  -----   -----------
   SPECIAL SITUATIONS
      SUBTOTAL             $ 13,265,913 $ 16,245,945  12.60%  $   170,327
Redeemed Investment Funds            --           --     --       (31,735)
                           ------------ ------------  -----   -----------
TOTAL                      $ 93,062,225 $114,205,947  88.59%  $ 3,066,867
                           ============ ============  =====   ===========

(a)  Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(b)  Investment Funds with no dates or amounts can be redeemed in full.
(c)  Investment Funds categorized as Level 2 investments.
(d)  The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.
(e)  A portion or all of the Funds' interests in the Investment Fund are held in side pockets which have restricted liquidity.

The following is a summary of the inputs used in valuing the Fund's  investments at fair value.  The inputs or methodology  used for valuing the Fund's  investments are not necessarily an indication of the risk  associated with investing in those  investments.  The
Fund's valuation  procedures require  evaluation of all relevant factors available at the time the Fund values its portfolio.  These relevant factors include the individual Investment Funds' compliance with fair value measurements,  price transparency and valuation procedures in place,  subscription  and  redemption  activity,  level of illiquid  securities  held, and the existence or absence of redemption restrictions.

The Fund's  investments are categorized in three levels as disclosed  below.  Level 1 discloses the amount of investments  where the values of those investments are based upon quoted prices in active markets for identical securities. Level 2 discloses the amount of investments  where the Fund has the ability to redeem at net asset value as of the March 31, 2010 measurement date, or within ninety days of the measurement  date. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem at net asset value within ninety days of the March 31, 2010 measurement date.

                                           ASSETS TABLE

-----------------------------------------------------------------------------------------------
                                            TOTAL FAIR
                                             VALUE AT
DESCRIPTION                                 03/31/2010    LEVEL 1      LEVEL 2        LEVEL 3
-----------------------------------------------------------------------------------------------
Convertible Arbitrage                      $  7,082,797   $    --   $  7,082,797   $        --
Direct Loans/Structured Finance               3,515,063        --             --     3,515,063
Distressed/Credit                            32,813,267        --     25,041,888     7,771,379
Global Macro                                  5,997,034        --      5,997,034            --
Long/Short Equity                            27,855,170        --     21,650,196     6,204,974
Multi-Strategy                               20,696,671        --      9,268,365    11,428,306
Special Situations                           16,245,945        --      8,852,618     7,393,327
                                           ----------------------------------------------------
TOTAL ASSETS                               $114,205,947   $    --   $ 77,892,898   $36,313,049
                                           ----------------------------------------------------

                                                                                                        UBS MULTI-STRAT FUND, L.L.C.
                                                                                       SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                                                                         (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      MARCH 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

     The following is a reconciliation of Level 3 assets from December 31, 2009 to March 31, 2010:

                                                                     CHANGE IN
                                                                    UNREALIZED                        TRANSFERS IN
                              BALANCE AS OF     REALIZED GAIN /   APPRECIATION /   NET PURCHASES /   AND/OR OUT OF    BALANCE AS OF
DESCRIPTION                 DECEMBER 31, 2009        (LOSS)        DEPRECIATION        (SALES)          LEVEL 3      MARCH 31, 2010
-----------------------------------------------------------------------------------------------------------------------------------
Direct Loans / Structured
   Finance                     $ 3,954,109         $  (77,595)      $ 138,189        $  (499,640)     $        --      $ 3,515,063
Distressed Credit               13,272,999                 --         660,550            999,999       (7,162,169)       7,771,379
Long/Short Equity                       --                 --              --                 --        6,204,974        6,204,974
Multi-Strategy                  13,397,872          1,081,458        (822,572)        (2,228,452)              --       11,428,306
Special Situations               1,489,715             36,707          26,085          5,840,820               --        7,393,327
-----------------------------------------------------------------------------------------------------------------------------------
Total                          $32,114,695         $1,040,570       $   2,252        $ 4,112,727      $  (957,195)     $36,313,049
-----------------------------------------------------------------------------------------------------------------------------------

     Net change in unrealized appreciation/depreciation on Level 3 assets and liabilities still held as of March 31, 2010 is
     $1,225,906.

     The net transfers in and/or out of Level 3 noted above are due to the liquidity of the underlying Investment Funds in relation to the change in the measurement date from 12-31-09 to 3-31-10.

PORTFOLIO VALUATION

The Investment  Fund in the  convertible  arbitrage  strategy is generally  subject to a 45 day redemption  notice period and can be redeemed with no restrictions as of March 31, 2010.

Investment Funds in the direct  loans/structured  finance strategy are generally  subject to a 45 - 180 day redemption notice period and are side pockets or liquidating trusts where the liquidation of assets are expected over the next 36 months.

Investment Funds in the distressed/credit strategy are generally subject to a 45 - 90 day redemption notice period. Investment Funds representing approximately 6 percent of the fair value of the investments in this strategy are side pockets where the liquidation of assets are expected over the next 36 months.  The remaining  approximately  94 percent of the  Investment  Funds have either initial redemption dates commencing in the future (39 percent) or are available to be redeemed with no restrictions (55 percent), subject to the Investment Funds' liquidity terms, as of the measurement date. One Investment Fund, with a fair value of $7,162,169, transferred from Level 3 to Level 2 at March 31, 2010.

                                                                                                        UBS MULTI-STRAT FUND, L.L.C.
                                                                                       SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                                                                         (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      MARCH 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

Investment Funds in the long/short equity strategy are generally subject to a 45 - 60 day redemption notice period and are available to be redeemed with no restrictions,  subject to the Investment  Funds' liquidity terms, as of the measurement  date. One Investment
Fund, with a fair value of $6,204,974, transferred from Level 2 to Level 3 at March 31, 2010.

Investment Funds in the multi-strategy  strategy are generally subject to a 45 - 65 day redemption notice period. An Investment Fund representing  approximately  14  percent  of the fair  value of the  investments  in this  strategy  is in a side  pocket  where the liquidation of assets are expected over the next 36 months.  The remaining  approximately 86 percent of the Investment Funds and are available to be redeemed, subject to the Investment Funds' liquidity terms, with no restrictions as of the measurement date.

The Investment Fund in the global macro strategy is generally  subject to a 90 day redemption  notice  period and is available to be redeemed with no restrictions, subject to the Investment Fund's liquidity terms, as of the measurement date.

Lastly,  Investment  Funds in the special  situations  strategy are generally  subject to a 60 - 100 day  redemption  notice period.
Investment  Funds  representing  approximately  8 percent of the fair value of the  investments in this strategy are side pockets or liquidating trusts where the liquidation of assets are expected over the next 36 months.  The remaining  approximately 92 percent of the Investment Funds are available to be redeemed with no restrictions,  subject to the Investment Funds' liquidity terms, as of the measurement date.

Investment Funds with no current redemption  restrictions may be subject to future gates,  lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of March 31, 2010.

The Fund recognizes  transfers into and out of the levels  indicated above at the end of the reporting  period.  Please refer to the
December 31, 2009 financial statements for full disclosure on the Fund's portfolio valuation methodology.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) UBS Multi-Strat Fund, L.L.C.
             -------------------------------------------------------------------


By (Signature and Title)* /s/ Michael Perry
                          ------------------------------------------------------
                          Michael Perry, Principal Executive Officer

Date                      May 26, 2010
     ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Michael Perry
                          ------------------------------------------------------
                          Michael Perry, Principal Executive Officer

Date                      May 26, 2010
     ---------------------------------------------------------------------------


By (Signature and Title)* /s/ Robert Aufenanger
                          ------------------------------------------------------
                          Robert Aufenanger, Principal Financial Officer

Date                      May 26, 2010
     ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.